Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Derivatives instruments not designated as hedging [Member]
Financial Instruments (Details) [Line Items]
Fair value of the derivative instruments		$ 9
Open transactions for derivative instruments not designated as hedging		5,617
Cash flow hedges [Member]
Financial Instruments (Details) [Line Items]
Open transactions for derivative instruments not designated as hedging		310
Fair value of derivative instrument designated as hedging instrument		$ 457
Net unrecognized loss recorded in other comprehensive loss	$ 348